Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of future minimum royalty payments

Future minimum royalty payments by the Company for licenses as of December 31, 2022 are as follows (in thousands):

Year ended December 31,
2023	$74,000
2024	775,000
2025	25,000
2026	50,000
Total	$924,000